JPMorgan Large Cap Value Fund Expense Example - A C I Shares [Member] - JPMorgan Large Cap Value Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 615
Expense Example, with Redemption, 3 Years	822
Expense Example, with Redemption, 5 Years	1,046
Expense Example, with Redemption, 10 Years	1,689
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	247
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	813
Expense Example, with Redemption, 10 Years	1,653
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	$ 925